File No. 33-84546
                                                        File No. 811-08786

    As Filed with the Securities and Exchange Commission on February 23, 2001



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                            ___
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X_/
         Pre-Effective Amendment No.                       /___/
         Post-Effective Amendment No. 19                   /_X_/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     ___
OF 1940                                                    /_X_/
         Amendment No. 20                                  /_X_/

                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                            Street, Boston, MA 02109
                     (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
         _X_ 60 days after filing pursuant to paragraph (a)(1) ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                  APRIL __, 2001
                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                     OFFERING PIONEER BALANCED VCT PORTFOLIO
                                DATED MAY 1, 2000


The following supplements the information presented under the corresponding section of the prospectus.

BASIC INFORMATION ABOUT PIONEER BALANCED VCT PORTFOLIO

INVESTMENT OBJECTIVES
Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

[Begin Text Box]
ASSET ALLOCATION
The subadviser allocates the portfolio's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 45% to 75% of the portfolio's assets.
[End Text Box]

PRINCIPAL INVESTMENT STRATEGIES
The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities and commercial paper. Debt securities in which the portfolio invests may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The portfolio may use derivatives, particularly stock index futures, to seek to achieve its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or change in value of one or more securities, currencies, indices or other financial instruments. For example, the portfolio may use stock index futures as a substitute for investing a portion of its assets directly in equity securities or to adjust the allocation of the portfolio's assets between equity and debt securities. The portfolio may also use derivatives as a hedge against adverse changes in stock market prices, interest rates or currency exchange rates, as a substitute for purchasing or selling securities or to increase the portfolio's return.

Pioneer Investment Management, Inc., ("Pioneer"), the portfolio's investment adviser, has engaged The Prudential Investment Corporation ("Prudential") to act as the portfolio's subadviser. The subadviser, under Pioneer's supervision, uses a quantitative investment approach that seeks to determine, based upon certain objective economic and market factors, an expected rate of return on the equity and fixed income markets and to allocate the fund's portfolio securities according to that projected outlook. In selecting equity securities for the portfolio, the subadviser uses quantitative analysis to structure a portfolio it believes has the potential to exceed the return of the Standard & Poor's 500 Index, but which it believes has risk characteristics similar to the index. In selecting debt securities for the portfolio, the subadviser uses a similar quantitative approach benchmarked to the Lehman Brothers Aggregate Bond Index. Quantitative analysis entails the use of econometric and mathematical models to analyze a wide variety of economic, market and company specific factors to predict a security's potential return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:
- The stock market goes down (this risk may be greater in the short term)
- The portfolio's equity investments do not have the growth potential originally expected
- Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could underperform other investments if:
- Interest rates go up causing the value of the portfolio's investments to decline
- The issuer of a debt security owned by the portfolio defaults on its obligation to pay principal or interest or has its credit rating downgraded
- During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
- During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.
  This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

The portfolio's use of futures and other derivatives carries risks. Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The use of futures and other derivatives for non-hedging purposes may be considered speculative.

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risk of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may make or lose money on your investment. The portfolio retained Prudential as its subadviser effective May 1, 2001. Prior to that time, Pioneer managed the portfolio's investments directly.

PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

The portfolio's highest calendar quarterly return was 10.05% (3/31/97 to 6/30/97). [update]
The portfolio's lowest calendar quarterly return was -6.32% (6/30/98 to 9/30/98). [update]

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

[Begin Bar chart]
'96          14.25
'97          17.62
'98           2.64
'99           2.53
'00           x.xx
[End Bar chart]

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX, THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX The table shows the average annual returns for the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index, the Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a widely recognized unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Index is an unmanaged, composite index of the U.S. bond market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed, and Commercial Mortgage-Based Securities indices. Pioneer believes the Lehman Brothers Aggregate Bond Index is more representative of the issues in the fund's portfolio than the Lehman Brothers Government/Credit Bond Index and will not provide the Government/Credit Index in the future. Unlike the fund, the indices are not managed and do not incur expenses. The table assumes:
-        The sale of the shares at the end of the period
-        Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
--------------------------------------------------------
                                    Since      Inception
                    1 Year      Inception           Date
--------------------------------------------------------
Class I               x.xx           x.xx        3/1/95
--------------------------------------------------------
S&P 500 Index         x.xx           x.xx            --
--------------------------------------------------------
LB Govt/Credit
Index                 x.xx           x.xx            --
--------------------------------------------------------
LB Aggregate
Bond Index            x.xx           x.xx            --
--------------------------------------------------------

OTHER INVESTMENT POLICIES AND RELATED RISKS
As discussed, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The fund may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the U.S. government to purchase the agency's securities, like those of the Federal National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley Authority.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, the subadviser will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.

INVESTMENTS IN LOWER RATED DEBT SECURITIES
Up to 10% of the portfolio's net assets (at the time of purchase) may be invested in debt securities rated below investment grade. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks include:

- Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
- Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's investments in amounts and at prices it considers reasonable
- Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
- The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
- Economic, political and social developments may adversely affect the securities markets
- Withholding and other non-U.S. taxes may decrease the portfolio's return

TEMPORARY INVESTMENTS
Normally, the portfolio invests substantially all of its assets to meet its investment objective. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. The portfolio intends to adopt a defensive strategy only when the subadviser believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

MANAGEMENT

INVESTMENT ADVISER
Pioneer, the fund's investment adviser, oversees the portfolio's operations and supervises Prudential, the fund's subadviser, who is responsible for the day-to-day management of the portfolio.

INVESTMENT SUBADVISER
Prudential, the portfolio's subadviser, is a wholly owned subsidiary of The Prudential Insurance Company of America and has served as an investment adviser to investment companies since 1984. As of December 31, 2000, Prudential's assets under management were over $300 billion. Prudential's main office is at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

PORTFOLIO MANAGER
As of May 1, 2001, day-to-day management of the portfolio is the responsibility of co-managers James Scott and Mark Stumpp. Mr. Scott is a Senior Managing Director of Prudential Quantitative Management, a unit of Prudential Investments, and has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Stumpp is a Senior Managing Director of Prudential Investments and has managed investment portfolios since 1995.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Prudential as compensation for Prudential's subadvisory services to the portfolio.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. [The existing shareholders of the fund approved this policy at a special shareholders meeting held on April 17, 2001.]

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ___________ LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

[update through 12/31/00]

                                                                  April __, 2001

                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION For Pioneer Variable Contracts Trust - Pioneer Balanced VCT Portfolio
                                dated May 1, 2000


As of May 1, 2001, Pioneer Investment Management, Inc., ("Pioneer"), the fund's investment adviser, has engaged The Prudential Investment Corporation ("Prudential") to act as the subadviser for Pioneer Balanced VCT Portfolio (the "portfolio"). Pioneer oversees the fund's operations and supervises Prudential, who is responsible for the day-to-day management of the fund's portfolio. Wherever "Pioneer" appears with respect to investment management or brokerage activities on behalf of the portfolio, it is replaced by "Prudential."

2.       INVESTMENT POLICIES, RISKS AND RESTRICTIONS

INVESTMENT OBJECTIVES AND CERTAIN POLICIES

PIONEER BALANCED VCT PORTFOLIO seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds. Normally, equity and debt securities will each represent 45% to 75% of the portfolio's assets. The portfolio's equity investments include common stocks, interests in real estate investment trusts ("REITs" and securities with common stock characteristics, such as convertible bonds and preferred stocks. Normally, Portfolio investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset- backed securities and commercial paper. Up to 10% of the portfolio's net assets (at the time of purchase) may be invested in debt securities rated below investment grade.

INVESTMENT RESTRICTIONS

RESTRICTIONS THAT APPLY TO PIONEER BALANCED VCT PORTFOLIO:

The portfolio, has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the recordholders of a "majority" (as defined in the 1940 Act) of the portfolio's outstanding voting securities. As used in the prospectus and this statement of additional information, such approval means the approval of the lesser of:

(i) the recordholders of 67% or more of the shares of a portfolio represented at a meeting if the recordholders of more than 50% of the outstanding shares of the portfolios are present in person or by proxy, or
(ii)    the holders of more than 50% of the portfolio's outstanding shares.

The Portfolio may not:

(1) issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the Commission thereunder. SENIOR SECURITIES THAT THE PORTFOLIO MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS (ITALICIZED WORDING IS NOT INTENDED TO BE PART OF THE RESTRICTION BUT AN EXPLANATION OF THE RESTRICTION'S SCOPE).

(2) borrow money, except the portfolio may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the portfolio's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the portfolio's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act .

(4) invest in real estate, except that the portfolio may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

(5) make loans, except that the Portfolio may lend portfolio securities in accordance with the Portfolio's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(6) invest in commodities or commodity contracts, except that the portfolio may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT (ITALICIZED WORDING IS NOT INTENDED TO BE PART OF THE RESTRICTION BUT AN EXPLANATION OF THE RESTRICTIONS SCOPE).

(7) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if

         (a) such purchase would cause more than 5% of the Portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

4.       INVESTMENT ADVISER

The fund on behalf of the portfolio has contracted with Pioneer to act as its investment adviser. Pioneer is a wholly owned subsidiary of UniCredito Italiano S.p.A. Certain Trustees or officers of a portfolio are also directors and/or officers of UniCredito Italiano S.p.A and its subsidiaries. . The portfolio retained Prudential as its subadviser effective May 1, 2001. Prior to that time, Pioneer managed the portfolio's investments directly.

As the portfolio's investment adviser, Pioneer oversees the portfolio's operations and supervises Prudential, the fund's subadviser, who is responsible for the day-to-day management of the portfolio. As the portfolio's investment subadviser, Prudential provides the portfolio with investment research, advice and supervision and furnishes an investment program for a portfolio consistent with a portfolio's investment objective and policies, subject to the supervision of Pioneer and the Trustees. Prudential determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to a portfolio's securities transactions, and reports to Pioneer and the Trustees on a portfolio's investments and performance.

ADVISORY FEE. As compensation for its management services and expenses incurred, the portfolio pays Pioneer a fee at the annual rate of 0.65% of the portfolio's average daily net assets. This fee is computed and accrued daily and paid monthly.

INVESTMENT SUBADVISER. As described in the prospectus, The Prudential Investment Corporation ("Prudential") serves as the portfolio's investment subadviser with respect to a portion of the portfolio's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer anticipates that it will designate Prudential as being responsible for the management of all of the fund's assets. Prudential will, among other things, continuously review and analyze the investments in the portfolio and, subject to the supervision of Pioneer, manage the investment and reinvestment of the portfolio's assets. Prudential, a New Jersey corporation, is registered as an investment adviser under the Advisers Act and is a wholly owned subsidiary of The Prudential Mutual Life Insurance Company of America, a policyholder-owned life insurance company that is currently in the process of converting to an investor-owned structure. Prudential was established in 1984__________ and had over $300 billion in assets under management as of December 31, 2000. Prudential's principal place of business is located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

Pioneer and Prudential have entered into a subadvisory contract, dated [April , 2001, pursuant to which the Prudential has agreed, among other things, to:

o comply with the provisions of the fund's Declaration of Trust and By-laws, the 1940 Act, the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and the investment objectives, policies and restrictions of the fund;

o cause the fund to comply with the diversification requirements of ss.817(h) of Subchapter L of the Code and the requirements of Subchapter M of the Code for qualification as a regulated investment company;

o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

o be responsible for voting proxies and acting on other corporate actions;

o maintain separate books and detailed records of all matters pertaining to the portion of the fund's assets advised by the Prudential required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to the fund,

o ensure that its Access Persons comply in all respects with Prudential's Code of Ethics, as in effect from time to time; and

o        furnish reports to the Trustees and Pioneer.

The subadvisory contract is renewable annually by the vote of a majority of the Board of Trustees of the fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. The advisory contract terminates if assigned and may be terminated without penalty by any party by vote of its Board of Directors or Trustees, as the case may be, or a majority of the fund's outstanding voting securities and the giving of sixty days' written notice.

SUBADVISORY FEE. For its services, Prudential is entitled to a subadvisory fee from Pioneer at an annual rate of 0.45% of the portfolio's average daily net assets. The fee will be paid monthly in arrears. The portfolio does not pay a fee to Prudential.

The portfolio and Pioneer have submitted an application for an exemptive order from the Securities and Exchange Commission permitting Pioneer, subject to the approval of the portfolio's board of trustees, to select subadvisers to serve as portfolio managers of the portfolio or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. Pioneer retains the ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser. The existing shareholders of the portfolio approved this subadvisory approval policy at a special shareholder meeting held on April 17, 2001.

See the table in Appendix A for management fees paid to Pioneer and subadvisory fees paid to Prudential during recently completed fiscal years.

PERSONAL SECURITIES TRANSACTIONS. The portfolio, Pioneer, PFD and Prudential have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the SEC.

APPENDIX A

[To be updated as of 12/31/00.]

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust of the
                             Registrant.(1)
     (a)            1.2      Amended Certificate of Trust of the Registrant.(1)
     (a)            1.3      Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(2)
     (a)            1.4      Form of Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(3)
     (a)            1.5      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(5)
     (a)            1.6      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(6)
     (a)            1.7      Amendment to the Amended Agreement and
                             Declaration of Trust.(8)
     (a)            1.8      Amendments to Amended Agreement and Declaration
                             of Trust.(9)
     (b)            2.       Amended By-Laws of the Registrant.(1)
     (c)            4.       None.
     (d)            5.1      Form of Management Contract between the Registrant
                             and Pioneer Investment Management, Inc.(9)
     (d)            5.2      Form of Subadvisory Agreement for Pioneer Balanced
                             VCT Portfolio.(10)
     (e)            6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(1)
     (f)            7.       None.
     (g)            8.       Custody  Agreement between the Registrant and Brown
                             Brothers Harriman & Co.(1)
     (h)            9.       Form  of  Investment   Company  Service   Agreement
                             between  the  Registrant  and  Pioneering  Services
                             Corporation.(7)
     (h)            9.1      Administration Agreement between the Registrant and
                             Pioneer   Investment  Management,  Inc.   (formerly
                             Pioneering Management Corporation.(4)
     (h)            9.2      Form of Expense Limit Agreement.(10)
     (h)            9.3      Form of Expense Limit and Reimbursement
                             Agreement.(10)
     (i)            10.      Opinion of Counsel.(1)
     (j)            11.      Consent of Independent Public Accountants.(11)
     (k)            12.      None.
     (l)            13.      Share Purchase Agreement.(1)
     (m)            15.      Distribution Plan relating to Class II
                             shares.(8)
     (n)            18.      Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(8)
     (o)                     Not applicable.
     (p)            20.1     Pioneer Code of Ethics.(10)
     (p)            20.2     Prudential Code of Ethics.(10)
      n/a           21.      Powers of Attorney.(9)

------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 17, 1995.

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the SEC on August 18, 1995.

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 9 to the Registration Statement (File No. 33-84546) as filed with the SEC on February 16, 1999 (Accession No. 0000930709-99-000002).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement (File No.33-84546) as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File No.33-84546) as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(7) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 13 to the Registration Statement (File No.33-84546) as filed with the SEC on April 13, 2000 (Accession No. 0000930709-00-000010).

(8) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registration Statement (File No.33-84546) as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(9) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registration Statement (File No.33-84546) as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(10)  Filed herewith.

(11)  To be filed by amendment.

Item 24. Persons Controlled By or Under Common Control With Registrant.

     None.

Item 25. Indemnification.

        Except for the Agreement and Declaration of Trust dated September 16, 1994, as amended January 25, 1995 (the "Declaration"), establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders,   Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

Eric W. Reckard        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 23rd day of February, 2001.

                                             PIONEER VARIABLE CONTRACTS TRUST



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ Vincent Nave               Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
/s/ Margaret BW Graham                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple             Dated: February 23, 2001)
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number          Document Title

(d)     5.2     Form of Subadvisory Agreement for Pioneer Balanced
                VCT Portfolio

(p)     20.1    Pioneer Code of Ethics

(p)     20.2    Prudential Code of Ethics